Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2019
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	March 31
	201 9	2018 As Adjusted
Prime coil inventory	$26,240,439	$14,185,858
Non-standard coil inventory	2,078,008	2,971,324
Tubular raw material	4,418,750	6,734,076
Tubular finished goods	16,324,889	21,438,176
	$49,062,086	$45,329,434

Property, Plant and Equipment [Table Text Block]
Buildings (in years)		20
Machinery and equipment (in years)	10	to	15
Yard improvements (in years)	5	to	15
Loaders and other rolling stock (in years)	5	to	10